OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Abstract]
Capitalized fulfillment costs	$ 3,233,000	$ 6,334,000
Agent receivables	961,000	4,433,000
Advances	1,375,000	701,000
Claims receivables	2,241,000	810,000
Bunker receivables on time charter-out contracts	12,053,000	5,827,000
Other receivables	9,488,000	13,393,000
Other current assets	29,351,000	31,498,000
Provision for doubtful accounts	$ 27,300	$ 0